Segment Reporting (Details)	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 27, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Mar. 28, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 26, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)
Segment Reporting Information [Line Items]
Total income from operations	$ (508,918)		$ 0		$ 0	$ (1,279,019)		$ 0
Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Number of Reportable segments | segment		3					3
Total revenues		$ 341,281,000		$ 295,836,000			$ 1,368,295,000		$ 1,214,362,000	$ 974,175,000
Total income from operations		5,780,000		9,446,000			65,766,000		7,695,000	27,443,000
Hardware and Protective Solutions | Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Total revenues		250,929,000		213,176,000			1,024,392,000		853,016,000	636,717,000
Total income from operations		6,050,000		8,853,000			67,313,000		14,204,000	18,555,000
Robotics and Digital Solutions | Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Total revenues		55,879,000		56,308,000			209,287,000		236,086,000	196,043,000
Total income from operations		154,000		5,896,000			$ 3,177,000		$ 3,385,000	$ 17,705,000
Canada | Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Total revenues		34,473,000		26,352,000
Total income from operations		$ (424,000)		$ (5,303,000)